Borrowings (Details 5) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 42,506	₨ 43,290
Buyers credit facilities [Member]
Disclosure Of Borrowings [Line Items]
Borowing notional amount	500
Borrowings	₨ 0	₨ 92
Purpose	For capex imports (networking equipment)
Security	Exclusive charge on movable fixed asset funded out of facility.